Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund)	12 Months Ended
Oct. 31, 2013
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.40%